Financial Instruments - Summary of Differences Were Identified For The Instruments (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Financial liabilities:
Financial liabilities, at fair value	$ 3,472
Financial liabilities	3,279
Financial liabilities at amortised cost, category [member] | Long-term borrowings [member]
Financial liabilities:
Financial liabilities, at fair value	3,472
Financial liabilities	$ 3,279